Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives [Abstract]
Derivatives
(1)	Derivatives as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	18,332	—	559	6,899
Currency swap		11,193	127,386	125,877	506,957
—Trading		—	82,931	92,313	335,765
—Hedging		11,193	44,455	33,564	171,192
Interest rate swap		—	9,502	502	6,980
—Trading		—	9,502	502	6,980
—Hedging		—	—	—	—
Others		—	—	—	9

	￦	29,525	136,888	126,938	520,845

Derivative liabilities
Currency forward	￦	10,014	4,977	301	—
Currency swap		36,088	232,669	4,446	16,708
—Trading		—	93,245	4,446	15,576
—Hedging		36,088	139,424	—	1,132
Interest rate swap		3,782	66,451	2,544	28,138
—Trading		2,192	22,687	174	2,829
—Hedging		1,590	43,764	2,370	25,309
Others (*1,2,3)		—	11,138	—	25,894

	￦	49,884	315,235	7,291	70,740

(*1)
The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’.

(*2)	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.

(*3)
The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in ‘Others’.

Currency forward contracts which are not designated as hedge instruments
(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2021 are as follows:

	Contract date	Maturity date	Contract amounts				Contract exchange rate (in won)
Counterparty				Pay	Receive
	In millions of won and thousands of USD except contract exchange rate information
Korea Development Bank	2021.09.27	2022.01.07	￦	59,049	USD 50,050	￦	1,179.80
Shinhan Bank	2021.12.13	2022.01.04		17,354	USD 14,720		1,178.95
Hana Bank	2021.12.24	2022.01.11		1,185	USD 1,000		1,185.35
Hana Bank	2021.12.30	2022.01.06		11,840	USD 10,004		1,183.53
Kookmin Bank	2021.12.23	2022.01.14		11,869	USD 10,000		1,186.92
Mizuho Bank	2021.12.27	2022.01.17		11,862	USD 10,000		1,186.20
Morgan Stanley	2021.12.24	2022.01.13		11,865	USD 10,000		1,186.50
Nonghyup Bank	2021.12.10	2022.01.03		11,746	USD 10,000		1,174.60
Nonghyup Bank	2021.12.30	2022.01.18		11,880	USD 10,000		1,188.00
Nonghyup Bank	2021.12.23	2022.01.12		5,921	USD 5,000		1,184.10
Standard Chartered	2021.12.24	2022.01.13		11,796	USD 10,000		1,179.62
Woori Bank	2021.12.16	2022.01.13		8,985	USD 7,590		1,183.90
Woori Bank	2021.12.29	2022.01.20		11,870	USD 10,000		1,187.00
JP Morgan	2021.12.23	2022.01.04		14,243	USD 12,000		1,186.88
JP Morgan	2021.12.23	2022.01.04		6,532	USD 5,500		1,187.68
HSBC	2021.12.30	2022.01.07		16,601	USD 14,000		1,185.77
JP Morgan	2021.12.30	2022.01.07		16,601	USD 14,000		1,185.82
Nonghyup Bank	2021.12.23	2022.01.10		11,871	USD 10,000		1,187.10
Standard Chartered	2021.12.23	2022.01.12		10,690	USD 9,000		1,187.80
Mizuho Bank	2021.12.29	2022.01.03		5,932	USD 5,000		1,186.40
JP Morgan	2021.12.29	2022.01.03		4,744	USD 4,000		1,186.00
HSBC	2021.12.29	2022.01.20		5,936	USD 5,000		1,187.14
HSBC	2021.12.30	2022.01.21		17,771	USD 15,000		1,184.70
MUFG	2021.12.30	2022.01.25		5,925	USD 5,000		1,184.90
HSBC	2020.10.19	2024.10.29		140,913	USD 125,000		1,127.30
HSBC	2021.11.30	2022.01.07		5,939	USD 5,000		1,187.70
HSBC	2021.11.30	2022.01.07		5,934	USD 5,000		1,186.70
HSBC	2021.11.30	2022.01.07		5,929	USD 5,000		1,185.70
Woori Bank	2021.12.01	2022.01.07		11,856	USD 10,000		1,185.55
Woori Bank	2021.12.29	2022.01.28		11,885	USD 10,000		1,188.50
MUFG	2021.12.29	2022.01.28		11,876	USD 10,000		1,187.55
Woori Bank	2021.12.30	2022.01.28		11,852	USD 10,000		1,185.20
Woori Bank	2021.12.23	2022.02.18		8,316	USD 7,000		1,188.00
HSBC	2021.12.29	2022.02.18		11,880	USD 10,000		1,188.00
Shinhan Bank	2021.12.24	2022.02.25		5,938	USD 5,000		1,187.50
Hana Bank	2021.12.24	2022.02.25		5,935	USD 5,000		1,186.99
Standard Chartered	2021.12.29	2022.02.25		11,885	USD 10,000		1,188.50
MUFG	2021.12.17	2022.03.18		259	USD 219		1,183.74

Currency swap contracts which are not designated as hedge instruments
(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2021 are as follows:

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
Counterparty			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%		1,050.17
Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%		1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%		1,083.97
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Woori Bank	2019~2024		296,000	USD 250,000	1.21%	2.50%		1,184.00
Korea Development Bank	2019~2024		177,600	USD 150,000	1.24%	2.50%		1,184.00
Hana Bank	2019~2024		118,400	USD 100,000	1.24%	2.50%		1,184.00
Woori Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Korea Development Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2025		120,660	USD 100,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%		1,083.90
Woori Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Korea Development Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Citibank	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
JP Morgan	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Bank of America	2012~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
Shinhan Bank	2016~2022		112,930	USD 100,000	2.79%	3.00%		1,129.30
HSBC	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
Hana Bank	2012~2022		111,770	USD 100,000	2.87%	3.00%		1,117.70
Standard Chartered	2012~2022		111,770	USD 100,000	2.89%	3.00%		1,117.70
Deutsche Bank	2012~2022		55,885	USD 50,000	2.79%	3.00%		1,117.70
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,387	HKD 850,000	2.66%	3.35%		135.75
Korea Development Bank	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
Woori Bank	2018~2023		170,280	USD 150,000	2.18%	3.75%		1,135.20
Hana Bank	2018~2023		113,520	USD 100,000	2.17%	3.75%		1,135.20
Shinhan Bank	2018~2023		227,040	USD 200,000	2.17%	3.75%		1,135.20
Citibank	2019~2024		239,956	CHF 200,000	1.44%	0.00%		1,199.78
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
Woori Bank	2021~2026		222,800	USD 200,000	0.93%	1.25%		1,114.00
Shinhan Bank	2021~2026		111,400	USD 100,000	0.92%	1.25%		1,114.00
Korea Development Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Nonghyup Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
HSBC	2019~2024		USD 205,500	AUD 300,000	3M Libor + 0.78%	3M BBSW + 0.97%		USD 0.69

Currency swap contracts which are designated as hedge instruments
(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2021 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Kookmin Bank	2020~2025	￦	118,780	USD 100,000	1.29%	2.13%	￦	1,187.80
Shinhan Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Hana Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Korea Development Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026		118,910	USD 100,000	0.62%	1.00%		1,189.10
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Korea Development Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Kookmin Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Woori Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Kookmin Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Hana Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
BNP Paribas	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Kookmin Bank	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Korea Development Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Hana Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Kookmin Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Woori Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Shinhan Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Hana Bank	2021~2026		55,150	USD 50,000	0.48%	0.75%		1,103.00
Hana Bank	2017~2022		226,600	USD 200,000	1.94%	2.63%		1,133.00
Korea Development Bank	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
Nomura	2017~2022		113,300	USD 100,000	1.95%	2.63%		1,133.00
Woori Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Kookmin Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Korea Development Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Woori Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Credit Agricole	2018~2023		112,890	USD 100,000	2.26%	3.88%		1,128.90
Hana Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Kookmin Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Woori Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Hana Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Korea Development Bank	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80

Interest rate swap contracts which are not designated as hedge instruments
(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2021 are as follows:

Counterparty	Contract year	Contract amount		Contract interest rate per annum
				Pay	Receive
			In millions of won
Hana Bank	2017~2022	￦	100,000	2.01%	3M CD + 0.24%
Hana Bank	2017~2022		100,000	2.06%	3M CD + 0.27%
Nomura (*1)	2018~2038		30,000	2.56%	3.75%
Hana Bank	2018~2023		200,000	2.15%	3M CD + 0.19%
Hana Bank	2018~2023		200,000	2.17%	3M CD + 0.19%
Hana Bank	2018~2023		150,000	2.03%	3M CD + 0.21%
Hana Bank	2019~2024		200,000	1.87%	3M CD + 0.13%
Shinhan Bank	2021~2025		100,000	2.32%	3M CD + 0.43%
Societe Generale	2017~2022		200,000	3M Libor + 3.44%	3.77%
Nomura	2017~2032		52,457	3M Libor + 2.22%	2.60%
Nomura	2017~2032		59,423	3M Libor + 2.24%	2.62%
Nomura (*2)	2021~2041		30,000	1.84%	2.60%
Nomura (*3)	2021~2041		50,000	1.87%	2.38%

(*1)
2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

(*2)	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.

(*3)	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.

Interest rate swap contracts which are designated as hedge instruments
(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2021 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In thousands of USD
Export-Import Bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2009~2027	USD 60,316	4.16%	6M USD Libor
KFW	2009~2027	USD 60,316	4.16%	6M USD Libor
Export-Import Bank of Korea	2016~2036	USD 71,116	3.00%	6M USD Libor

Disclosure 0f gain loss on valuation And transaction derivatives
(7)
Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2019, 2020 and 2021 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss) (*)
		2019	2020	2021	2019	2020	2021	2019	2020	2021
		In millions of won
Currency forward	￦	24,265	(40,590)	33,066	12,488	(17,911)	33,032	—	—	—
Currency swap		310,732	(406,607)	787,264	110,813	93,557	61,353	38,802	105,642	(59,108)
- Trading		172,087	(108,090)	420,551	52,842	16,661	16,265	—	—	—
- Hedging		138,645	(298,517)	366,713	57,971	76,896	45,088	38,802	105,642	(59,108)
Interest rate swap		(16,231)	(1,845)	18,123	(36,886)	(10,253)	(10,303)	(3,075)	5,578	18,648
- Trading		(15,647)	(309)	18,123	(2,495)	(11,975)	(10,303)	—	—	—
- Hedging		(584)	(1,536)	—	(34,391)	1,722	—	(3,075)	5,578	18,648
Other derivatives		(1,416)	(6,673)	(15,459)	—	—	—	—	—	—

	￦	317,350	(455,715)	822,994	86,415	65,393	84,082	35,727	111,220	(40,460)

(*)	For the year ended December 31, 2021, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦15,778 million, net of tax, is included in other comprehensive income (loss).